Income and related expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of interest income and gains (losses) on financial instruments

	2023	2022	2021

Interest income – credit card	2,521,892	1,014,875	357,831
Interest income – lending	1,650,321	932,196	292,701
Interest income – other assets at amortized cost	851,237	388,736	66,202
Interest income – other receivables	398,536	161,004	17,236
Interest income and gains (losses) on financial instruments at fair value	1,017,726	1,058,402	312,776
Financial assets at fair value	973,029	1,087,619	309,196
Other	44,697	(29,217)	3,580
Total interest income and gains (losses) on financial instruments	6,439,712	3,555,213	1,046,746

Schedule of fee and commission income

	2023	2022	2021

Interchange fees	1,187,857	917,373	471,505
Late fees	180,688	104,499	48,378
Recharge fees	48,711	77,469	26,857
Rewards revenue	24,313	22,438	49,951
Other fee and commission income	147,695	115,239	65,766
Customer Program ("NuSócios")	-	-	(11,180)
Total fee and commission income	1,589,264	1,237,018	651,277

Schedule of interest and other financial expenses

	2023	2022	2021

Interest expense on deposits	1,723,839	1,407,898	317,420
Other interest and similar expenses	313,086	140,005	49,924
Interest and other financial expenses	2,036,925	1,547,903	367,344

Schedule of transactional expenses

	2023	2022	2022

Bank slip costs	23,953	33,963	36,149
Rewards expenses	58,304	42,422	36,885
Credit and debit card network costs	52,199	54,987	22,705
Other transactional expenses	81,474	45,055	21,380
Total transactional expenses	215,930	176,427	117,119